UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809084.106

AFBT-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
BIOTECHNOLOGY - 94.1%
Biotechnology - 94.1%
Acadia Pharmaceuticals, Inc. (a)	9,074	$ 7,078
Acorda Therapeutics, Inc. (a)(d)	65,316	1,766,145
Affymax, Inc. (a)	4,506	22,845
Alexion Pharmaceuticals, Inc. (a)	59,208	4,043,906
Alkermes, Inc. (a)	37,961	439,209
Allos Therapeutics, Inc. (a)(d)	78,131	310,961
Alnylam Pharmaceuticals, Inc. (a)	13,498	177,364
AMAG Pharmaceuticals, Inc. (a)(d)	12,300	195,693
Amgen, Inc. (a)	165,876	9,486,447
Amylin Pharmaceuticals, Inc. (a)	37,784	492,326
Antigenics, Inc. (a)(d)	21,100	18,990
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	211,991
ArQule, Inc. (a)	22,766	125,668
AVEO Pharmaceuticals, Inc.	12,900	196,080
Biogen Idec, Inc. (a)	35,026	2,196,480
BioMarin Pharmaceutical, Inc. (a)	60,073	1,571,510
Catalyst Pharmaceutical Partners, Inc. (a)	61,320	68,678
Celera Corp. (a)	5,000	28,500
Celgene Corp. (a)	7,615	472,663
Cephalon, Inc. (a)	16,194	1,075,929
Cepheid, Inc. (a)	23,700	498,648
Chelsea Therapeutics International Ltd. (a)	34,636	176,644
Clinical Data, Inc. (a)(d)	32,584	618,770
Cubist Pharmaceuticals, Inc. (a)	9,392	218,646
Dendreon Corp. (a)	44,133	1,610,855
Dynavax Technologies Corp. (a)	22,500	40,950
Enzon Pharmaceuticals, Inc. (a)(d)	3,900	43,875
Exelixis, Inc. (a)	48,632	216,899
Genomic Health, Inc. (a)	1,000	14,160
Genzyme Corp. (a)	6,132	442,301
Gilead Sciences, Inc. (a)	114,502	4,542,294
Halozyme Therapeutics, Inc. (a)	40,300	295,399
Human Genome Sciences, Inc. (a)	54,008	1,451,735
ImmunoGen, Inc. (a)	5,300	43,566
Incyte Corp. (a)	61,095	1,017,843
Inhibitex, Inc. (a)	38,500	76,615
InterMune, Inc. (a)	31,817	418,075
Ironwood Pharmaceuticals, Inc. Class A	4,500	50,355
Isis Pharmaceuticals, Inc. (a)	46,500	425,010
Lexicon Pharmaceuticals, Inc. (a)	395,173	699,456
Ligand Pharmaceuticals, Inc. Class B (a)	11,400	18,468
MannKind Corp. (a)(d)	37,042	236,328
Martek Biosciences (a)(d)	11,800	259,010
Medivation, Inc. (a)(d)	9,400	108,570
Metabolix, Inc. (a)	15,800	220,568
Micromet, Inc. (a)(d)	15,500	116,095

	Shares	Value
Momenta Pharmaceuticals, Inc. (a)(d)	18,529	$ 309,620
Myrexis, Inc. (a)	302	1,108
Myriad Genetics, Inc. (a)	25,724	512,679
Neurocrine Biosciences, Inc. (a)	37,685	306,756
NPS Pharmaceuticals, Inc. (a)	67,400	419,902
ONYX Pharmaceuticals, Inc. (a)	30,048	806,188
OREXIGEN Therapeutics, Inc. (a)(d)	32,500	171,925
PDL BioPharma, Inc.	153,888	804,834
Pharmasset, Inc. (a)	21,242	796,575
Progenics Pharmaceuticals, Inc. (a)	33,006	155,128
Protalix BioTherapeutics, Inc. (a)(d)	7,200	69,552
Regeneron Pharmaceuticals, Inc. (a)	17,549	457,678
Rigel Pharmaceuticals, Inc. (a)	26,477	220,024
Sangamo Biosciences, Inc. (a)	3,098	11,525
Savient Pharmaceuticals, Inc. (a)	30,055	372,983
Seattle Genetics, Inc. (a)	35,721	585,467
SIGA Technologies, Inc. (a)(d)	47,012	622,909
Theratechnologies, Inc. (a)	25,000	121,826
Theravance, Inc. (a)(d)	46,778	953,336
United Therapeutics Corp. (a)	52,698	3,161,880
Vertex Pharmaceuticals, Inc. (a)	86,473	3,314,510
ZIOPHARM Oncology, Inc. (a)	21,200	91,372
		51,037,375
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.0%
Alsius Corp.	14,200	0
Aradigm Corp. (a)	21,800	3,924
Health Care Supplies - 0.1%
Alimera Sciences, Inc. (a)(d)	5,700	61,275
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		65,199
PHARMACEUTICALS - 6.0%
Pharmaceuticals - 6.0%
Adolor Corp. (a)	182,099	225,803
Akorn, Inc. (a)	15,479	69,191
Ardea Biosciences, Inc. (a)	3,300	70,356
Auxilium Pharmaceuticals, Inc. (a)(d)	38,858	961,736
AVANIR Pharmaceuticals Class A (a)(d)	29,900	72,657
Biodel, Inc. (a)(d)	20,526	74,099
Cadence Pharmaceuticals, Inc. (a)(d)	12,500	111,000
Elan Corp. PLC sponsored ADR (a)	79,250	431,913
Inspire Pharmaceuticals, Inc. (a)	19,170	134,190
Jazz Pharmaceuticals, Inc. (a)	4,935	52,459
NuPathe, Inc.	2,300	14,398
Optimer Pharmaceuticals, Inc. (a)(d)	34,688	325,720
The Medicines Company (a)	5,600	71,512
ViroPharma, Inc. (a)	27,188	444,796
XenoPort, Inc. (a)	23,343	180,908
		3,240,738
TOTAL COMMON STOCKS (Cost $45,677,128)		54,343,312
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	132,644	$ 132,644
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	4,327,397	4,327,397
TOTAL MONEY MARKET FUNDS (Cost $4,460,041)		4,460,041
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $50,137,169)	58,803,353
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(4,537,291)
NET ASSETS - 100%	$ 54,266,062
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,991 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141
Fidelity Securities Lending Cash Central Fund	19,112
Total	$ 19,253
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 54,343,312	$ 54,131,321	$ 211,991	$ -
Money Market Funds	4,460,041	4,460,041	-	-
Total Investments in Securities:	$ 58,803,353	$ 58,591,362	$ 211,991	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $50,791,790. Net unrealized appreciation aggregated $8,011,563, of which $11,333,102 related to appreciated investment securities and $3,321,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809086.106

AFDC-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 76.5%
Communications Equipment - 76.5%
Acme Packet, Inc. (a)	5,535	$ 218,909
Adtran, Inc.	10,483	338,286
ADVA AG Optical Networking (a)	15,658	128,240
Alcatel-Lucent SA sponsored ADR (a)	189,157	656,375
Arris Group, Inc. (a)	6,471	60,245
Aruba Networks, Inc. (a)	9,140	200,257
Aviat Networks, Inc. (a)	5,667	25,785
BigBand Networks, Inc. (a)	10,500	31,185
Blue Coat Systems, Inc. (a)	2,600	70,122
Brocade Communications Systems, Inc. (a)	26,759	169,117
Ceragon Networks Ltd. (a)	3,115	34,452
Ciena Corp. (a)(d)	13,959	193,891
Cisco Systems, Inc. (a)	62,362	1,423,724
CommScope, Inc. (a)	5,358	169,634
Comverse Technology, Inc. (a)	906	7,248
DG FastChannel, Inc. (a)	2,700	63,585
Digi International, Inc. (a)	2,700	26,082
DragonWave, Inc. (a)	7,900	64,600
EchoStar Holding Corp. Class A (a)	2,120	44,944
EMCORE Corp. (a)(d)	4,600	5,796
Extreme Networks, Inc. (a)	5,400	17,226
F5 Networks, Inc. (a)	4,530	533,181
Finisar Corp. (a)	3,762	63,992
Harmonic, Inc. (a)	11,860	82,783
Harris Corp.	1,600	72,304
HTC Corp.	17,400	392,857
Infinera Corp. (a)	2,800	22,932
Ixia (a)	700	10,955
JDS Uniphase Corp. (a)	13,173	138,448
Juniper Networks, Inc. (a)	21,714	703,316
Motorola, Inc. (a)	160,531	1,308,328
Oclaro, Inc. (a)	4,275	35,953
Oplink Communications, Inc. (a)	754	13,180
Opnext, Inc. (a)	9,601	14,498
Polycom, Inc. (a)	7,600	256,728
QUALCOMM, Inc.	46,320	2,090,419
Research In Motion Ltd. (a)	4,900	279,055
Riverbed Technology, Inc. (a)	5,779	332,524
Sandvine Corp. (a)	56,400	120,180
Sandvine Corp. (U.K.) (a)	8,930	18,737
ShoreTel, Inc. (a)	21,276	133,188
Sierra Wireless, Inc. (a)	11,800	143,002
Sycamore Networks, Inc.	6,100	185,989
Tekelec (a)	13,600	177,072
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	120,320	1,322,317
ZTE Corp. (H Shares)	48,650	180,761
		12,582,402

	Shares	Value
COMPUTERS & PERIPHERALS - 5.2%
Computer Hardware - 4.1%
Apple, Inc. (a)	2,223	$ 668,834
Computer Storage & Peripherals - 1.1%
Isilon Systems, Inc. (a)	2,150	61,211
Novatel Wireless, Inc. (a)	8,398	88,011
QLogic Corp. (a)	2,200	38,654
		187,876
TOTAL COMPUTERS & PERIPHERALS		856,710
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	100	972
ELECTRONIC EQUIPMENT & COMPONENTS - 2.8%
Electronic Components - 0.6%
E Ink Holdings, Inc. (a)	16,000	27,969
Universal Display Corp. (a)	2,800	70,112
		98,081
Electronic Manufacturing Services - 2.2%
Plexus Corp. (a)	1,000	30,350
SMART Modular Technologies (WWH), Inc. (a)	4,416	32,634
Trimble Navigation Ltd. (a)	8,219	294,569
		357,553
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		455,634
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	800	41,336
Equinix, Inc. (a)	300	25,272
Limelight Networks, Inc. (a)	6,765	45,867
Rackspace Hosting, Inc. (a)	3,000	74,880
Tencent Holdings Ltd.	1,100	25,189
		212,544
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Amadeus IT Holding SA Class A (a)	700	14,255
NeuStar, Inc. Class A (a)	700	18,067
		32,322
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,044
TOTAL IT SERVICES		36,366
MEDIA - 0.5%
Cable & Satellite - 0.5%
Virgin Media, Inc.	3,050	77,562
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Semiconductors - 4.0%
Actel Corp. (a)	451	$ 9,408
Applied Micro Circuits Corp. (a)	2,758	27,773
ARM Holdings PLC sponsored ADR	1,600	28,288
Avago Technologies Ltd. (a)	1,300	32,084
Cavium Networks, Inc. (a)(d)	3,249	103,546
Cirrus Logic, Inc. (a)	4,832	62,091
Conexant Systems, Inc. (a)	1,280	1,933
CSR PLC (a)	2,483	12,643
Entropic Communications, Inc. (a)	1,900	15,884
Exar Corp. (a)	143	951
Hittite Microwave Corp. (a)	1,600	82,672
Ikanos Communications, Inc. (a)	3,985	4,543
Infineon Technologies AG (a)	1,076	8,468
Netlogic Microsystems, Inc. (a)(d)	2,302	69,198
Omnivision Technologies, Inc. (a)	600	16,278
ON Semiconductor Corp. (a)	7,285	55,876
Pericom Semiconductor Corp. (a)	1,700	16,014
Pixelplus Co. Ltd. ADR (a)	900	810
PLX Technology, Inc. (a)	900	3,204
PMC-Sierra, Inc. (a)	3,100	23,839
Standard Microsystems Corp. (a)	1,200	28,968
TriQuint Semiconductor, Inc. (a)	5,000	51,500
		655,971
SOFTWARE - 3.9%
Application Software - 2.2%
AsiaInfo Holdings, Inc. (a)	1,600	35,552
Citrix Systems, Inc. (a)	392	25,115
KongZhong Corp. sponsored ADR (a)	100	740
NetScout Systems, Inc. (a)	1,200	28,164
Smith Micro Software, Inc. (a)	1,868	22,715
SolarWinds, Inc. (a)	5,400	98,010
Synchronoss Technologies, Inc. (a)	3,447	73,456
Taleo Corp. Class A (a)	100	2,869
TeleNav, Inc.	300	1,887
Ulticom, Inc. (a)	9,591	81,332
		369,840
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	14,200
Systems Software - 1.6%
Allot Communications Ltd. (a)	300	2,184
Fortinet, Inc.	7,050	211,500
Opnet Technologies, Inc.	400	7,884
TeleCommunication Systems, Inc. Class A (a)	6,977	37,746
		259,314
TOTAL SOFTWARE		643,354

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 3.4%
Wireless Telecommunication Services - 3.4%
American Tower Corp. Class A (a)	1,890	$ 97,543
Crown Castle International Corp. (a)	2,000	86,240
Leap Wireless International, Inc. (a)	300	3,423
SBA Communications Corp. Class A (a)	2,152	84,488
SOFTBANK CORP.	800	25,692
Sprint Nextel Corp. (a)	39,300	161,916
Syniverse Holdings, Inc. (a)	3,221	98,208
		557,510
TOTAL COMMON STOCKS (Cost $13,319,120)		16,079,025
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	18,286
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	236,422	236,422
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,498,748	1,498,748
TOTAL MONEY MARKET FUNDS (Cost $1,735,170)		1,735,170
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $15,074,290)		17,832,481
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(1,391,850)
NET ASSETS - 100%		$ 16,440,631
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104
Fidelity Securities Lending Cash Central Fund	530
Total	$ 634
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 16,079,025	$ 16,053,333	$ 25,692	$ -
Convertible Bonds	18,286	-	18,286	-
Money Market Funds	1,735,170	1,735,170	-	-
Total Investments in Securities:	$ 17,832,481	$ 17,788,503	$ 43,978	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $15,236,104. Net unrealized appreciation aggregated $2,596,377, of which $3,181,237 related to appreciated investment securities and $584,860 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809085.106

AFCI-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AUTO COMPONENTS - 4.2%
Auto Parts & Equipment - 4.2%
Autoliv, Inc.	8,400	$ 598,920
BorgWarner, Inc. (a)	4,900	274,939
Gentex Corp.	16,300	325,674
Johnson Controls, Inc.	7,500	263,400
Tenneco, Inc. (a)	9,717	316,969
TRW Automotive Holdings Corp. (a)	8,685	396,818
		2,176,720
AUTOMOBILES - 3.0%
Automobile Manufacturers - 3.0%
Bayerische Motoren Werke AG (BMW)	7,172	514,043
Ford Motor Co. (a)	75,511	1,066,970
		1,581,013
DIVERSIFIED CONSUMER SERVICES - 2.3%
Education Services - 1.0%
Grand Canyon Education, Inc. (a)	11,400	214,434
Navitas Ltd.	52,551	197,174
Strayer Education, Inc. (d)	974	136,194
		547,802
Specialized Consumer Services - 1.3%
Sotheby's Class A (ltd. vtg.)	8,300	363,872
Steiner Leisure Ltd. (a)	7,605	294,846
		658,718
TOTAL DIVERSIFIED CONSUMER SERVICES		1,206,520
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Technology Distributors - 0.1%
Funtalk China Holdings Ltd. (a)	9,200	60,720
FOOD & STAPLES RETAILING - 1.0%
Hypermarkets & Super Centers - 1.0%
BJ's Wholesale Club, Inc. (a)	3,379	141,006
Costco Wholesale Corp.	6,083	381,830
		522,836
HOTELS, RESTAURANTS & LEISURE - 22.9%
Casinos & Gaming - 5.4%
Betfair Group PLC	1,400	32,187
Las Vegas Sands Corp. unit	1,410	1,086,588
MGM Mirage, Inc. (a)(d)	25,347	277,043
Pinnacle Entertainment, Inc. (a)	22,400	286,720
Shuffle Master, Inc. (a)	24,600	231,486
WMS Industries, Inc. (a)	20,100	876,963
		2,790,987
Hotels, Resorts & Cruise Lines - 5.2%
China Lodging Group Ltd. ADR	4,748	115,424
Home Inns & Hotels Management, Inc. sponsored ADR (a)	4,300	219,988
Marriott International, Inc. Class A	18,105	670,790

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	15,821	$ 856,549
Wyndham Worldwide Corp.	28,567	821,301
		2,684,052
Restaurants - 12.3%
BJ's Restaurants, Inc. (a)	10,600	351,390
Bravo Brio Restaurant Group, Inc.	1,500	27,000
Darden Restaurants, Inc.	13,073	597,567
McDonald's Corp.	41,900	3,258,562
P.F. Chang's China Bistro, Inc. (d)	6,593	302,751
Ruth's Hospitality Group, Inc. (a)	56,219	256,359
Starbucks Corp.	34,609	985,664
Texas Roadhouse, Inc. Class A (a)	19,600	301,056
The Cheesecake Factory, Inc. (a)	10,700	311,584
		6,391,933
TOTAL HOTELS, RESTAURANTS & LEISURE		11,866,972
HOUSEHOLD DURABLES - 3.7%
Home Furnishings - 0.9%
Tempur-Pedic International, Inc. (a)	13,830	477,135
Homebuilding - 1.4%
Lennar Corp. Class A (d)	35,811	519,618
Toll Brothers, Inc. (a)	10,600	190,164
		709,782
Household Appliances - 1.4%
Stanley Black & Decker, Inc.	11,860	734,964
TOTAL HOUSEHOLD DURABLES		1,921,881
INTERNET & CATALOG RETAIL - 6.0%
Internet Retail - 6.0%
Amazon.com, Inc. (a)	12,400	2,047,736
Expedia, Inc.	16,100	466,095
Ocado Group PLC (a)	4,900	10,967
Priceline.com, Inc. (a)	1,500	565,215
		3,090,013
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	13,200	393,492
Google, Inc. Class A (a)	610	373,924
		767,416
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	4,300	305,687
MEDIA - 22.5%
Advertising - 3.0%
Interpublic Group of Companies, Inc. (a)	41,125	425,644
Lamar Advertising Co. Class A (a)	16,896	574,295
National CineMedia, Inc.	28,686	531,265
		1,531,204
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting - 0.8%
Scripps Networks Interactive, Inc. Class A	8,191	$ 416,840
Cable & Satellite - 9.6%
Comcast Corp. Class A (special) (non-vtg.)	40,088	774,901
DIRECTV (a)	40,695	1,768,605
Kabel Deutschland Holding AG	9,083	408,920
Time Warner Cable, Inc.	16,639	962,899
Virgin Media, Inc. (d)	42,642	1,084,386
		4,999,711
Movies & Entertainment - 9.1%
The Walt Disney Co.	78,427	2,831,999
Time Warner, Inc.	31,485	1,023,578
Viacom, Inc. Class B (non-vtg.)	22,446	866,191
		4,721,768
TOTAL MEDIA		11,669,523
MULTILINE RETAIL - 5.3%
Department Stores - 1.3%
Nordstrom, Inc.	13,994	538,909
Retail Ventures, Inc. (a)	10,000	135,900
		674,809
General Merchandise Stores - 4.0%
99 Cents Only Stores (a)	10,500	161,910
Target Corp.	36,416	1,891,447
		2,053,357
TOTAL MULTILINE RETAIL		2,728,166
SPECIALTY RETAIL - 21.1%
Apparel Retail - 5.9%
Citi Trends, Inc. (a)(d)	21,796	457,280
DSW, Inc. Class A (a)	4,500	149,715
Inditex SA	4,414	368,573
J. Crew Group, Inc. (a)	6,700	214,333
TJX Companies, Inc.	21,200	972,868
Urban Outfitters, Inc. (a)	28,978	891,653
		3,054,422
Automotive Retail - 2.3%
Advance Auto Parts, Inc.	18,320	1,190,434
Computer & Electronics Retail - 1.3%
Best Buy Co., Inc.	11,634	500,029
hhgregg, Inc. (a)(d)	7,431	171,210
		671,239
Home Improvement Retail - 7.0%
Home Depot, Inc.	16,413	506,833
Lowe's Companies, Inc.	131,623	2,807,519
Lumber Liquidators Holdings, Inc. (a)(d)	12,725	306,418
		3,620,770

	Shares	Value
Homefurnishing Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	29,206	$ 1,282,143
Specialty Stores - 2.2%
Hengdeli Holdings Ltd.	698,000	387,215
OfficeMax, Inc. (a)	17,546	310,564
Tractor Supply Co.	11,500	455,400
		1,153,179
TOTAL SPECIALTY RETAIL		10,972,187
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
Apparel, Accessories & Luxury Goods - 4.7%
Coach, Inc.	15,800	790,000
G-III Apparel Group Ltd. (a)	2,868	75,715
Pandora A/S	3,300	160,102
Phillips-Van Heusen Corp.	8,482	520,286
Polo Ralph Lauren Corp. Class A	4,992	483,625
Titan Industries Ltd.	3,144	251,956
Vera Bradley, Inc. (a)	6,650	181,878
		2,463,562
TOTAL COMMON STOCKS (Cost $45,990,030)		51,333,216
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.23% (b)	887,403	887,403
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	2,851,006	2,851,006
TOTAL MONEY MARKET FUNDS (Cost $3,738,409)		3,738,409
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $49,728,439)		55,071,625
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(3,180,962)
NET ASSETS - 100%		$ 51,890,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 283
Fidelity Securities Lending Cash Central Fund	2,785
Total	$ 3,068
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 51,333,216	$ 50,246,628	$ 1,086,588	$ -
Money Market Funds	3,738,409	3,738,409	-	-
Total Investments in Securities:	$ 55,071,625	$ 53,985,037	$ 1,086,588	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $50,137,672. Net unrealized appreciation aggregated $4,933,953, of which $6,839,995 related to appreciated investment securities and $1,906,042 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809067.106

AFEL-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.5%
Communications Equipment - 3.5%
QUALCOMM, Inc.	11,581	$ 522,651
COMPUTERS & PERIPHERALS - 2.1%
Computer Storage & Peripherals - 2.1%
SanDisk Corp. (a)	800	30,064
Seagate Technology (a)	4,978	72,928
Western Digital Corp. (a)	6,498	208,066
		311,058
ELECTRONIC EQUIPMENT & COMPONENTS - 6.4%
Electronic Components - 0.1%
Amphenol Corp. Class A	100	5,013
Universal Display Corp. (a)	300	7,512
		12,525
Electronic Manufacturing Services - 5.9%
Benchmark Electronics, Inc. (a)	6,265	102,934
Flextronics International Ltd. (a)	44,436	318,162
Jabil Circuit, Inc.	20,395	312,859
Multi-Fineline Electronix, Inc. (a)	800	19,584
SMART Modular Technologies (WWH), Inc. (a)	600	4,434
Tyco Electronics Ltd.	2,200	69,696
Viasystems Group, Inc. (a)	3,990	62,843
		890,512
Technology Distributors - 0.4%
Avnet, Inc. (a)	1,927	57,386
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		960,423
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 87.8%
Semiconductor Equipment - 17.8%
Advanced Energy Industries, Inc. (a)	705	10,124
Amkor Technology, Inc. (a)(d)	71,671	516,748
Applied Materials, Inc.	55,471	685,622
ASM International NV unit (a)	3,700	94,535
ASML Holding NV	3,670	121,807
Brooks Automation, Inc. (a)	300	2,037
Cabot Microelectronics Corp. (a)	100	3,863
Cohu, Inc.	100	1,435
Cymer, Inc. (a)	3,398	125,556
Entegris, Inc. (a)	3,891	23,268
KLA-Tencor Corp.	2,030	72,512
Lam Research Corp. (a)	8,890	407,073
Mattson Technology, Inc. (a)	1,196	3,050
MEMC Electronic Materials, Inc. (a)	21,136	270,964
Nanometrics, Inc. (a)	100	1,347
Nova Measuring Instruments Ltd. (a)	200	1,184

	Shares	Value
Novellus Systems, Inc. (a)	1,000	$ 29,210
Teradyne, Inc. (a)	3,100	34,844
Tessera Technologies, Inc. (a)	900	17,757
Varian Semiconductor Equipment Associates, Inc. (a)	6,083	198,732
Verigy Ltd. (a)	5,276	48,328
		2,669,996
Semiconductors - 70.0%
Actel Corp. (a)	100	2,086
Advanced Micro Devices, Inc. (a)	83,598	612,773
Alpha & Omega Semiconductor Ltd. (a)	5,162	57,866
Altera Corp.	300	9,363
Analog Devices, Inc.	2,600	87,542
Applied Micro Circuits Corp. (a)	7,904	79,593
Atheros Communications, Inc. (a)	3,709	115,127
AuthenTec, Inc. (a)	4,360	9,287
Avago Technologies Ltd. (a)	19,084	470,993
Broadcom Corp. Class A	20,200	822,948
Conexant Systems, Inc. (a)(d)	15,776	23,822
Cree, Inc. (a)	200	10,258
CSR PLC (a)	12,392	63,096
Fairchild Semiconductor International, Inc. (a)	33,704	379,844
First Solar, Inc. (a)	258	35,521
Himax Technologies, Inc. sponsored ADR	10,012	23,328
Ikanos Communications, Inc. (a)	13,800	15,732
Integrated Device Technology, Inc. (a)	18,103	106,627
Intel Corp.	61,956	1,243,457
International Rectifier Corp. (a)	5,800	134,734
Intersil Corp. Class A	48,097	629,590
LSI Corp. (a)	56,371	295,384
Marvell Technology Group Ltd. (a)	79,629	1,537,631
Micron Technology, Inc. (a)	100,745	833,161
Monolithic Power Systems, Inc. (a)	17,117	275,070
Motech Industries, Inc.	1	4
National Semiconductor Corp.	20,256	277,507
NVIDIA Corp. (a)	33,250	399,998
NXP Semiconductors NV	20,354	268,469
ON Semiconductor Corp. (a)	40,416	309,991
PMC-Sierra, Inc. (a)	25,836	198,679
Siliconware Precision Industries Co. Ltd. sponsored ADR	200	1,116
Skyworks Solutions, Inc. (a)	2,296	52,601
Standard Microsystems Corp. (a)	6,754	163,042
SunPower Corp. Class B (a)	5,590	73,788
Texas Instruments, Inc.	15,675	463,510
TriQuint Semiconductor, Inc. (a)	100	1,030
Volterra Semiconductor Corp. (a)	2,900	59,247
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Xilinx, Inc.	11,871	$ 318,262
Zoran Corp. (a)	6,957	49,256
		10,511,333
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,181,329
TOTAL COMMON STOCKS (Cost $15,733,035)		14,975,462
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	9,125
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	11,458	11,458
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	524,750	524,750
TOTAL MONEY MARKET FUNDS (Cost $536,208)		536,208
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $30,000)	$ 30,001	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $16,309,243)		15,550,795
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(541,445)
NET ASSETS - 100%		$ 15,009,350
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 4,999
Barclays Capital, Inc.	7,493
Credit Agricole Securities (USA), Inc.	1,292
Credit Suisse Securities (USA) LLC	1,381
Deutsche Bank Securities, Inc.	2,318
HSBC Securities (USA), Inc.	2,318
J.P. Morgan Securities, Inc.	6,181
Mizuho Securities USA, Inc.	1,545
Societe Generale, New York Branch	1,545
UBS Securities LLC	773
Wells Fargo Securities LLC	155
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	347
Total	$ 380
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 14,975,462	$ 14,975,461	$ -	$ 1
Convertible Bonds	9,125	-	9,125	-
Money Market Funds	536,208	536,208	-	-
Cash Equivalents	30,000	-	30,000	-
Total Investments in Securities:	$ 15,550,795	$ 15,511,669	$ 39,125	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $16,554,981. Net unrealized depreciation aggregated $1,004,186, of which $1,393,404 related to appreciated investment securities and $2,397,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809101.106

ANR-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.8%
Construction & Engineering - 1.8%
Fluor Corp.	12,736	$ 613,748
Foster Wheeler AG (a)	54,254	1,270,629
Jacobs Engineering Group, Inc. (a)	99,371	3,836,714
KBR, Inc.	236,000	5,994,400
		11,715,491
ENERGY EQUIPMENT & SERVICES - 27.3%
Oil & Gas Drilling - 6.2%
Ensco International Ltd. ADR	183,585	8,507,329
Noble Corp.	387,889	13,393,807
Northern Offshore Ltd. (a)	405,087	967,900
Transocean Ltd. (a)	247,972	15,711,506
Tuscany International Drilling, Inc. (a)	506,500	680,366
		39,260,908
Oil & Gas Equipment & Services - 21.1%
Baker Hughes, Inc.	292,405	13,547,124
Cameron International Corp. (a)	35,800	1,566,250
Dresser-Rand Group, Inc. (a)	58,300	1,995,026
Halliburton Co.	904,731	28,824,730
National Oilwell Varco, Inc.	436,857	23,485,432
Oceaneering International, Inc. (a)	169,300	10,474,591
Oil States International, Inc. (a)	67,390	3,444,977
Schlumberger Ltd.	595,082	41,590,281
Schoeller-Bleckmann Oilfield Equipment AG	8,983	661,843
Superior Energy Services, Inc. (a)	68,784	1,899,814
TSC Offshore Group Ltd. (a)	1,705,000	316,749
Weatherford International Ltd. (a)	238,064	4,001,856
Willbros Group, Inc. (a)	155,153	1,374,656
		133,183,329
TOTAL ENERGY EQUIPMENT & SERVICES		172,444,237
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	988,545	564,974
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Walter Energy, Inc.	26,500	2,330,940
OIL, GAS & CONSUMABLE FUELS - 68.3%
Coal & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	315,664	14,258,543
International Coal Group, Inc. (a)(d)	163,454	918,611
Massey Energy Co.	368,787	15,514,869
Peabody Energy Corp.	138,500	7,326,650
		38,018,673
Integrated Oil & Gas - 39.2%
Chevron Corp.	785,383	64,880,490
Ecopetrol SA ADR	9,900	472,626
Exxon Mobil Corp.	1,801,799	119,765,576

	Shares	Value
Marathon Oil Corp.	843,546	$ 30,004,931
Murphy Oil Corp.	59,980	3,908,297
Occidental Petroleum Corp.	358,011	28,150,405
		247,182,325
Oil & Gas Exploration & Production - 16.3%
Alange Energy Corp. (a)	146,000	105,932
Anadarko Petroleum Corp.	199,295	12,270,593
Apache Corp.	214,139	21,632,322
Cimarex Energy Co.	171,032	13,126,706
EXCO Resources, Inc.	237,288	3,518,981
Gran Tierra Energy, Inc. (a)	210,000	1,564,859
Newfield Exploration Co. (a)	166,750	9,941,635
Niko Resources Ltd.	14,500	1,383,322
Pacific Rubiales Energy Corp. (a)	21,500	685,327
Painted Pony Petroleum Ltd. Class A (a)	123,500	850,054
Petrobank Energy & Resources Ltd. (a)	23,400	931,274
Petrominerales Ltd.	24,900	637,942
Southwestern Energy Co. (a)	503,700	17,050,245
Talisman Energy, Inc.	158,000	2,864,418
Toreador Resources Corp. (a)(d)	25,700	353,632
Vermilion Energy, Inc.	8,100	317,202
Whiting Petroleum Corp. (a)	153,690	15,436,624
		102,671,068
Oil & Gas Refining & Marketing - 6.8%
CVR Energy, Inc. (a)	39,200	373,184
Frontier Oil Corp.	472,723	6,263,580
Holly Corp.	290,901	9,521,190
Petroplus Holdings AG	67,010	791,717
Sunoco, Inc.	310,078	11,618,623
Tesoro Corp.	156,900	2,033,424
Valero Energy Corp.	494,763	8,880,996
Western Refining, Inc. (a)(d)	188,200	1,251,530
World Fuel Services Corp.	83,908	2,368,723
		43,102,967
TOTAL OIL, GAS & CONSUMABLE FUELS		430,975,033
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Semiconductor Equipment - 0.2%
centrotherm photovoltaics AG (a)	25,223	1,038,858
Semiconductors - 1.3%
First Solar, Inc. (a)(d)	47,800	6,581,104
JA Solar Holdings Co. Ltd. ADR (a)	209,895	1,752,623
		8,333,727
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,372,585
TOTAL COMMON STOCKS (Cost $584,833,664)		627,403,260
Convertible Bonds - 0.1%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	$ 292,000
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	1,382,882	1,382,882
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	8,741,408	8,741,408
TOTAL MONEY MARKET FUNDS (Cost $10,124,290)		10,124,290
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $595,277,954)		637,819,550
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,841,116)
NET ASSETS - 100%		$ 630,978,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 884
Fidelity Securities Lending Cash Central Fund	10,389
Total	$ 11,273
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 627,403,260	$ 627,403,260	$ -	$ -
Convertible Bonds	292,000	-	292,000	-
Money Market Funds	10,124,290	10,124,290	-	-
Total Investments in Securities:	$ 637,819,550	$ 637,527,550	$ 292,000	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $605,759,811. Net unrealized appreciation aggregated $32,059,739, of which $64,730,680 related to appreciated investment securities and $32,670,941 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809094.106

AFFS-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CAPITAL MARKETS - 18.6%
Asset Management & Custody Banks - 3.1%
AllianceBernstein Holding LP	28,952	$ 706,429
EFG International	132,065	1,623,393
Janus Capital Group, Inc.	42,000	443,520
Legg Mason, Inc.	37,753	1,171,476
Northern Trust Corp.	5,740	284,876
		4,229,694
Investment Banking & Brokerage - 15.5%
E*TRADE Financial Corp. (a)	202,527	2,896,136
Evercore Partners, Inc. Class A	54,700	1,660,692
GFI Group, Inc.	433,378	2,075,881
Gleacher & Co., Inc. (a)	217,262	488,840
Goldman Sachs Group, Inc.	16,379	2,636,200
Jefferies Group, Inc. (d)	95,209	2,278,351
MF Global Holdings Ltd. (a)	282,025	2,208,256
Morgan Stanley	287,210	7,142,913
		21,387,269
TOTAL CAPITAL MARKETS		25,616,963
COMMERCIAL BANKS - 44.6%
Diversified Banks - 7.3%
Banco do Estado do Rio Grande do Sul SA	11,700	128,540
Banco Pine SA	15,300	133,016
Comerica, Inc.	272,203	9,739,423
		10,000,979
Regional Banks - 37.3%
Banco Daycoval SA (PN)	85,400	614,948
Bancorp New Jersey, Inc.	3,062	33,682
BancTrust Financial Group, Inc. (a)(d)	28,700	83,804
Bridge Capital Holdings (a)	4,470	40,185
CIT Group, Inc. (a)	105,268	4,561,262
Citizens Banking Corp., Michigan (a)	995,500	686,895
City National Corp.	39,800	2,052,486
CoBiz, Inc. (d)	207,100	1,002,364
Evans Bancorp, Inc.	2,675	37,450
Fifth Third Bancorp	67,162	843,555
First Horizon National Corp.	385,920	3,893,933
First Interstate Bancsystem, Inc.	41,600	539,136
Glacier Bancorp, Inc.	100,717	1,309,321
Huntington Bancshares, Inc.	93,100	527,877
Landmark Bancorp, Inc.	583	9,007
Marshall & Ilsley Corp.	1,022,155	6,040,936
MidWestOne Financial Group, Inc.	3,400	50,014
Monroe Bancorp	5,250	59,850
Nara Bancorp, Inc. (a)	36,404	285,407
Oriental Financial Group, Inc.	45,100	596,673
Regions Financial Corp.	882,810	5,561,703
Savannah Bancorp, Inc.	28,519	229,293
Southwest Bancorp, Inc., Oklahoma	7,300	72,270
Sun Bancorp, Inc., New Jersey (a)	22,847	90,246

	Shares	Value
SunTrust Banks, Inc.	274,366	$ 6,864,637
Susquehanna Bancshares, Inc., Pennsylvania	146,014	1,153,511
SVB Financial Group (a)	23,812	1,032,012
Synovus Financial Corp. (d)	2,661,094	5,747,963
United Security Bancshares, California (d)	6,929	33,952
Washington Trust Bancorp, Inc.	2,600	52,234
West Bancorp., Inc. (a)	6,500	42,705
Western Alliance Bancorp. (a)	21,400	129,256
Zions Bancorporation (d)	343,934	7,105,676
		51,384,243
TOTAL COMMERCIAL BANKS		61,385,222
CONSUMER FINANCE - 1.6%
Consumer Finance - 1.6%
Netspend Holdings, Inc.	600	8,232
SLM Corp. (a)	180,303	2,145,606
		2,153,838
DIVERSIFIED FINANCIAL SERVICES - 17.4%
Other Diversified Financial Services - 14.8%
Banco ABC Brasil SA	83,000	817,705
Bank of America Corp.	421,420	4,821,045
Citigroup, Inc. (a)	1,823,620	7,604,495
JPMorgan Chase & Co.	188,305	7,085,917
		20,329,162
Specialized Finance - 2.6%
Infrastructure Development Finance Co. Ltd.	232,315	1,048,497
Moody's Corp. (d)	94,307	2,551,947
		3,600,444
TOTAL DIVERSIFIED FINANCIAL SERVICES		23,929,606
INSURANCE - 3.2%
Multi-Line Insurance - 3.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	900	368,145
Genworth Financial, Inc. Class A (a)	267,635	3,034,981
Hartford Financial Services Group, Inc.	42,800	1,026,344
		4,429,470
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
China Finance Online Co. Ltd. ADR (a)(d)	177,015	1,465,684
IT SERVICES - 10.7%
Data Processing & Outsourced Services - 10.7%
Alliance Data Systems Corp. (a)(d)	93,468	5,675,377
CoreLogic, Inc. (a)	84,473	1,484,191
MoneyGram International, Inc. (a)	433,565	1,044,892
Visa, Inc. Class A	84,433	6,600,128
		14,804,588
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Specialized REITs - 0.9%
Weyerhaeuser Co.	76,900	$ 1,247,318
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	203,808
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc. (a)(d)	13,867	178,330
Cheviot Financial Corp.	20,885	180,446
Chicopee Bancorp, Inc. (a)	2,500	29,625
Mayflower Bancorp, Inc.	4,247	41,196
Osage Bancshares, Inc.	4,268	29,876
		459,473
TOTAL COMMON STOCKS (Cost $145,878,831)		135,695,970
Convertible Preferred Stocks - 0.6%

INSURANCE - 0.6%
Multi-Line Insurance - 0.6%
American International Group, Inc. Series A, 8.50% (Cost $974,304)	118,400	870,240
Money Market Funds - 9.8%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	427,579	$ 427,579
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	13,072,113	13,072,113
TOTAL MONEY MARKET FUNDS (Cost $13,499,692)		13,499,692
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $160,352,827)	150,065,902
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(12,309,649)
NET ASSETS - 100%	$ 137,756,253
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 702
Fidelity Securities Lending Cash Central Fund	10,178
Total	$ 10,880
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 135,695,970	$ 135,695,970	$ -	$ -
Convertible Preferred Stocks	870,240	-	870,240	-
Money Market Funds	13,499,692	13,499,692	-	-
Total Investments in Securities:	$ 150,065,902	$ 149,195,662	$ 870,240	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $165,120,925. Net unrealized depreciation aggregated $15,055,023, of which $4,667,015 related to appreciated investment securities and $19,722,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end-mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809075.106

AFHC-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 20.6%
Biotechnology - 20.6%
Acorda Therapeutics, Inc. (a)(d)	84,200	$ 2,276,768
Alexion Pharmaceuticals, Inc. (a)	122,498	8,366,613
Alnylam Pharmaceuticals, Inc. (a)	52,137	685,080
AMAG Pharmaceuticals, Inc. (a)	66,500	1,058,015
Amgen, Inc. (a)	122,712	7,017,899
Anadys Pharmaceuticals, Inc. (a)	165,746	240,332
Anthera Pharmaceuticals, Inc. (d)	32,300	202,521
ARIAD Pharmaceuticals, Inc. (a)(d)	721,890	2,656,555
ArQule, Inc. (a)	180,600	996,912
AVEO Pharmaceuticals, Inc.	28,851	438,535
AVEO Pharmaceuticals, Inc. (e)	28,715	392,563
Biogen Idec, Inc. (a)	183,279	11,493,426
BioMarin Pharmaceutical, Inc. (a)	298,667	7,813,129
Celgene Corp. (a)	41,774	2,592,912
Cephalon, Inc. (a)	34,500	2,292,180
Dynavax Technologies Corp. (a)	349,200	635,544
Gilead Sciences, Inc. (a)	195,765	7,765,998
Human Genome Sciences, Inc. (a)	71,500	1,921,920
Incyte Corp. (a)	242,082	4,033,086
Ironwood Pharmaceuticals, Inc. Class A	49,500	553,905
Keryx Biopharmaceuticals, Inc. (a)	138,340	713,834
Micromet, Inc. (a)	103,300	773,717
Neurocrine Biosciences, Inc. (a)	137,400	1,118,436
Protalix BioTherapeutics, Inc. (a)(d)	148,624	1,435,708
Seattle Genetics, Inc. (a)	137,557	2,254,559
Targacept, Inc. (a)	111,415	2,758,635
Theravance, Inc. (a)(d)	122,200	2,490,436
United Therapeutics Corp. (a)	110,148	6,608,880
ZIOPHARM Oncology, Inc. (a)(d)	210,847	908,751
		82,496,849
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Safeguard Scientifics, Inc. (a)	34,947	514,420
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Carriage Services, Inc. (a)	252,255	1,324,339
Stewart Enterprises, Inc. Class A (d)	167,743	932,651
		2,256,990
ELECTRONIC EQUIPMENT & COMPONENTS - 2.6%
Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc. (a)	299,268	10,414,526
FOOD & STAPLES RETAILING - 0.3%
Drug Retail - 0.3%
Rite Aid Corp. (a)	1,192,300	1,090,597
HEALTH CARE EQUIPMENT & SUPPLIES - 17.2%
Health Care Equipment - 15.9%
American Medical Systems Holdings, Inc. (a)	217,800	4,399,560

	Shares	Value
ArthroCare Corp. (a)	84,500	$ 2,305,160
C. R. Bard, Inc.	164,010	13,632,511
Covidien PLC	404,845	16,141,170
Edwards Lifesciences Corp. (a)	164,272	10,498,624
Genmark Diagnostics, Inc.	79,000	387,100
HeartWare International, Inc. (a)	24,784	1,693,739
Hologic, Inc. (a)	167,200	2,678,544
Masimo Corp.	86,000	2,594,620
Orthofix International NV (a)	73,905	2,070,079
Orthovita, Inc. (a)	633,763	1,381,603
William Demant Holding AS (a)	32,969	2,471,245
Wright Medical Group, Inc. (a)	87,371	1,165,529
Zimmer Holdings, Inc. (a)	48,812	2,315,641
		63,735,125
Health Care Supplies - 1.3%
Cooper Companies, Inc.	61,202	3,019,707
RTI Biologics, Inc. (a)	596,876	1,474,284
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	292,000	774,146
		5,268,137
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		69,003,262
HEALTH CARE PROVIDERS & SERVICES - 23.0%
Health Care Distributors & Services - 3.8%
Henry Schein, Inc. (a)	68,203	3,829,598
McKesson Corp.	147,091	9,705,064
Sinopharm Group Co. Ltd. (H Shares)	156,800	615,973
United Drug PLC (Ireland)	368,476	1,168,992
		15,319,627
Health Care Facilities - 1.4%
Emeritus Corp. (a)(d)	89,971	1,677,959
Hanger Orthopedic Group, Inc. (a)	99,665	1,865,729
LCA-Vision, Inc. (a)	152,580	1,061,957
Sunrise Senior Living, Inc. (a)(d)	319,849	1,097,082
		5,702,727
Health Care Services - 13.2%
Air Methods Corp. (a)	24,900	1,018,410
Express Scripts, Inc. (a)	268,886	13,046,349
Fresenius Medical Care AG & Co. KGaA	47,800	3,044,223
HMS Holdings Corp. (a)	32,900	1,977,619
Laboratory Corp. of America Holdings (a)	35,800	2,911,256
LHC Group, Inc. (a)	37,186	1,000,303
Medco Health Solutions, Inc. (a)	527,319	27,700,068
Team Health Holdings, Inc.	159,100	2,123,985
		52,822,213
Managed Health Care - 4.6%
Aetna, Inc.	49,000	1,463,140
CIGNA Corp.	159,300	5,605,767
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Health Net, Inc. (a)	48,247	$ 1,297,362
UnitedHealth Group, Inc.	282,067	10,168,515
		18,534,784
TOTAL HEALTH CARE PROVIDERS & SERVICES		92,379,351
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	309,843	5,914,903
Cerner Corp. (a)(d)	68,427	6,009,943
Computer Programs & Systems, Inc.	29,321	1,339,090
		13,263,936
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	42,857	2,240,564
LIFE SCIENCES TOOLS & SERVICES - 12.7%
Life Sciences Tools & Services - 12.7%
Bruker BioSciences Corp. (a)	122,400	1,834,776
Charles River Laboratories International, Inc. (a)(d)	68,900	2,257,853
Covance, Inc. (a)	171,193	8,044,359
Illumina, Inc. (a)	420,584	22,841,917
Life Technologies Corp. (a)	19,319	969,427
Lonza Group AG	41,602	3,640,994
MDS, Inc. (a)	95,500	1,069,330
PAREXEL International Corp. (a)	134,682	2,895,663
PerkinElmer, Inc.	157,400	3,691,030
QIAGEN NV (a)(d)	196,186	3,690,259
		50,935,608
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	37,000	1,578,790
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	123,000	1,322,250
PHARMACEUTICALS - 17.0%
Pharmaceuticals - 17.0%
Allergan, Inc.	57,314	4,150,107
Ardea Biosciences, Inc. (a)	135,950	2,898,454
Cadence Pharmaceuticals, Inc. (a)(d)	194,686	1,728,812
Cardiome Pharma Corp. (a)	296,300	1,507,792

	Shares	Value
Merck & Co., Inc.	483,395	$ 17,537,571
Optimer Pharmaceuticals, Inc. (a)	97,054	911,337
Perrigo Co.	59,682	3,931,850
Pfizer, Inc.	858,988	14,946,391
Piramal Healthcare Ltd.	172,958	1,862,249
Shire PLC sponsored ADR	81,200	5,692,120
Valeant Pharmaceuticals International, Inc.	419,604	11,610,182
Watson Pharmaceuticals, Inc. (a)	30,900	1,441,485
		68,218,350
TOTAL COMMON STOCKS (Cost $328,271,235)		395,715,493
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.23% (b)	6,835,466	6,835,466
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	16,214,255	16,214,255
TOTAL MONEY MARKET FUNDS (Cost $23,049,721)		23,049,721
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $351,320,956)		418,765,214
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(17,661,600)
NET ASSETS - 100%		$ 401,103,614
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $392,563 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 387,653
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,763
Fidelity Securities Lending Cash Central Fund	31,612
Total	$ 35,375
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 395,715,493	$ 392,278,707	$ 3,436,786	$ -
Money Market Funds	23,049,721	23,049,721	-	-
Total Investments in Securities:	$ 418,765,214	$ 415,328,428	$ 3,436,786	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $354,304,535. Net unrealized appreciation aggregated $64,460,679, of which $74,102,060 related to appreciated investment securities and $9,641,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809093.106

AFCY-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 18.9%
Aerospace & Defense - 18.9%
Alliant Techsystems, Inc. (a)	31,000	$ 2,363,440
BE Aerospace, Inc. (a)	62,594	2,300,955
DigitalGlobe, Inc. (a)	118,496	3,868,894
Esterline Technologies Corp. (a)	51,792	3,130,308
GeoEye, Inc. (a)	27,116	1,200,425
Goodrich Corp.	62,400	5,121,168
Honeywell International, Inc.	213,995	10,081,304
Precision Castparts Corp.	67,900	9,273,782
Raytheon Co.	95,396	4,395,848
TransDigm Group, Inc.	39,087	2,590,295
United Technologies Corp.	312,420	23,359,643
		67,686,062
AIR FREIGHT & LOGISTICS - 1.3%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	67,502	4,757,541
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Modine Manufacturing Co. (a)	72,700	982,904
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	120,400	2,037,172
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
A.O. Smith Corp.	35,305	1,978,139
Masco Corp.	115,444	1,230,633
Owens Corning (a)	137,361	3,714,241
		6,923,013
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Diversified Support Services - 0.6%
Iron Mountain, Inc.	105,049	2,289,018
Environmental & Facility Services - 0.8%
Republic Services, Inc.	94,261	2,809,920
Office Services & Supplies - 1.0%
Interface, Inc. Class A	95,900	1,380,001
Pitney Bowes, Inc.	71,471	1,568,074
Steelcase, Inc. Class A	76,600	644,206
		3,592,281
Security & Alarm Services - 1.3%
The Geo Group, Inc. (a)	175,385	4,498,625
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,189,844
CONSTRUCTION & ENGINEERING - 4.6%
Construction & Engineering - 4.6%
EMCOR Group, Inc. (a)	132,600	3,427,710
Fluor Corp.	110,460	5,323,067

	Shares	Value
Foster Wheeler AG (a)	104,731	$ 2,452,800
Jacobs Engineering Group, Inc. (a)	112,204	4,332,196
MYR Group, Inc. (a)	60,338	940,669
		16,476,442
ELECTRICAL EQUIPMENT - 8.7%
Electrical Components & Equipment - 7.9%
Acuity Brands, Inc.	39,500	1,977,765
AMETEK, Inc.	59,700	3,226,785
Cooper Industries PLC Class A	73,823	3,869,802
Emerson Electric Co.	198,534	10,899,517
Fushi Copperweld, Inc. (a)(d)	271,003	2,520,328
General Cable Corp. (a)	116,400	3,252,216
Regal-Beloit Corp.	43,912	2,534,162
		28,280,575
Heavy Electrical Equipment - 0.8%
Alstom SA	52,829	2,665,433
TOTAL ELECTRICAL EQUIPMENT		30,946,008
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	52,500	1,827,000
HLS Systems International Ltd. (a)	2,400	30,336
		1,857,336
HOUSEHOLD DURABLES - 1.4%
Household Appliances - 1.4%
Stanley Black & Decker, Inc.	78,776	4,881,749
INDUSTRIAL CONGLOMERATES - 19.2%
Industrial Conglomerates - 19.2%
3M Co.	192,420	16,205,612
General Electric Co.	2,761,664	44,241,860
Textron, Inc.	398,200	8,290,524
		68,737,996
MACHINERY - 22.4%
Construction & Farm Machinery & Heavy Trucks - 10.5%
Bucyrus International, Inc. Class A	49,149	3,349,996
Caterpillar, Inc.	202,095	15,884,667
Cummins, Inc.	86,571	7,626,905
MAN SE	16,340	1,796,167
PACCAR, Inc.	146,000	7,483,960
Weichai Power Co. Ltd. (H Shares)	111,000	1,457,804
		37,599,499
Industrial Machinery - 11.9%
Actuant Corp. Class A	78,860	1,771,984
Danaher Corp.	245,954	10,664,565
Gardner Denver, Inc.	45,132	2,609,532
Harsco Corp.	85,831	1,989,563
Ingersoll-Rand Co. Ltd.	302,974	11,909,908
Kennametal, Inc.	26,888	917,956
SmartHeat, Inc. (a)(d)	266,415	1,729,033
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
SPX Corp.	65,500	$ 4,392,430
Timken Co.	63,604	2,634,478
TriMas Corp. (a)	23,999	379,904
Weg SA	262,400	3,388,742
		42,388,095
TOTAL MACHINERY		79,987,594
MARINE - 0.2%
Marine - 0.2%
Kuehne & Nagel International AG	7,370	911,189
PROFESSIONAL SERVICES - 2.3%
Human Resource & Employment Services - 1.5%
Towers Watson & Co.	101,604	5,224,478
Research & Consulting Services - 0.8%
Equifax, Inc.	86,507	2,865,977
TOTAL PROFESSIONAL SERVICES		8,090,455
ROAD & RAIL - 7.9%
Railroads - 7.3%
CSX Corp.	92,200	5,665,690
Norfolk Southern Corp.	86,510	5,319,500
Union Pacific Corp.	172,792	15,150,403
		26,135,593
Trucking - 0.6%
Saia, Inc. (a)	133,603	1,934,571
TOTAL ROAD & RAIL		28,070,164
TRADING COMPANIES & DISTRIBUTORS - 4.9%
Trading Companies & Distributors - 4.9%
Finning International, Inc.	53,700	1,262,600
Interline Brands, Inc. (a)	144,606	2,905,135
Mills Estruturas e Servicos de Engenharia SA (a)	276,000	3,330,755

	Shares	Value
Rexel SA (a)	2,400	$ 45,283
Rush Enterprises, Inc. Class A (a)	448,365	7,124,520
WESCO International, Inc. (a)	62,500	2,676,250
		17,344,543
TRANSPORTATION INFRASTRUCTURE - 0.3%
Highways & Railtracks - 0.3%
Ecorodovias Infraestrutura e Logistica SA (a)	152,200	1,154,115
TOTAL COMMON STOCKS (Cost $313,722,223)		354,034,127
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.23% (b)	988,342	988,342
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,525,475	1,525,475
TOTAL MONEY MARKET FUNDS (Cost $2,513,817)		2,513,817
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $316,236,040)	356,547,944
NET OTHER ASSETS (LIABILITIES) - 0.2%	599,520
NET ASSETS - 100%	$ 357,147,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,734
Fidelity Securities Lending Cash Central Fund	4,064
Total	$ 5,798
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $319,867,244. Net unrealized appreciation aggregated $36,680,700, of which $49,458,314 related to appreciated investment securities and $12,777,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809103.106

AFTF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)(d)	31,200	$ 681,408
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	33,000	316,562
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc. (d)	14,023	348,472
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	200	10,113
Wacker Chemie AG	500	103,141
		113,254
TOTAL CHEMICALS		461,726
COMMUNICATIONS EQUIPMENT - 10.9%
Communications Equipment - 10.9%
Acme Packet, Inc. (a)	48,910	1,934,391
Adtran, Inc.	56,500	1,823,255
Alcatel-Lucent SA sponsored ADR (a)	93,802	325,493
Aruba Networks, Inc. (a)	9,800	214,718
Balda AG (a)(d)	83,039	730,242
Cisco Systems, Inc. (a)	119,718	2,733,162
DG FastChannel, Inc. (a)	31,179	734,265
Emulex Corp. (a)	5,400	61,560
F5 Networks, Inc. (a)	14,276	1,680,285
Finisar Corp. (a)(d)	3,674	62,495
HTC Corp.	355,300	8,021,967
Infinera Corp. (a)	70,900	580,671
Juniper Networks, Inc. (a)	110,473	3,578,220
Motorola, Inc. (a)	1,524,538	12,424,985
Netronix, Inc.	116,150	300,195
OZ Optics Ltd. unit (a)(f)	68,000	301,240
QUALCOMM, Inc.	661,417	29,849,749
Research In Motion Ltd. (a)	7,000	398,650
Riverbed Technology, Inc. (a)	31,085	1,788,631
Sandvine Corp. (a)	751,600	1,601,554
Sandvine Corp. (U.K.) (a)	554,200	1,162,847
ShoreTel, Inc. (a)	58,300	364,958
Sonus Networks, Inc. (a)	29,060	90,377
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	516,341	5,674,588
ZTE Corp. (H Shares) (d)	539,200	2,003,414
		78,441,912
COMPUTERS & PERIPHERALS - 23.3%
Computer Hardware - 15.2%
Apple, Inc. (a)	355,834	107,059,773
Hewlett-Packard Co.	10,569	444,532

	Shares	Value
Lenovo Group Ltd.	530,000	$ 343,248
Stratasys, Inc. (a)(d)	48,675	1,524,501
		109,372,054
Computer Storage & Peripherals - 8.1%
Chicony Electronics Co. Ltd.	198,748	438,343
Electronics for Imaging, Inc. (a)	64,600	884,374
EMC Corp. (a)	680,048	14,287,808
Imagination Technologies Group PLC (a)	326,491	2,271,246
Isilon Systems, Inc. (a)(d)	117,708	3,351,147
NetApp, Inc. (a)	101,087	5,382,883
SanDisk Corp. (a)	210,537	7,911,980
Seagate Technology (a)	736,651	10,791,937
Smart Technologies, Inc. Class A (a)	52,300	681,505
Synaptics, Inc. (a)	48,175	1,297,353
Western Digital Corp. (a)	344,412	11,028,072
		58,326,648
TOTAL COMPUTERS & PERIPHERALS		167,698,702
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	40,000	706,000
Netspend Holdings, Inc.	3,100	42,532
		748,532
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	809	86,862
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	14,100	811,878
TOTAL DIVERSIFIED CONSUMER SERVICES		898,740
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
CME Group, Inc.	4,758	1,378,155
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc. (a)(d)	2,200	21,384
Acuity Brands, Inc.	1,582	79,211
American Superconductor Corp. (a)(d)	19,869	668,592
		769,187
ELECTRONIC EQUIPMENT & COMPONENTS - 8.5%
Electronic Components - 4.3%
Amphenol Corp. Class A	1,400	70,182
AU Optronics Corp. sponsored ADR (a)	311,914	3,128,497
Cando Corp. (a)	1,071,392	834,919
Chimei Innolux Corp. (a)	1,267,000	1,701,477
Corning, Inc.	658,772	12,042,352
DigiTech Systems Co., Ltd.	78,923	1,537,051
E Ink Holdings, Inc. (a)	308,000	538,409
E Ink Holdings, Inc. GDR (a)(e)	4,700	82,120
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
LG Display Co. Ltd. sponsored ADR (d)	245,251	$ 4,220,770
Nippon Electric Glass Co. Ltd.	183,000	2,352,248
Power-One, Inc. (a)(d)	57,912	602,864
Vishay Intertechnology, Inc. (a)	134,957	1,525,014
Young Fast Optoelectron Co. Ltd.	165,000	1,940,859
		30,576,762
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	211,200	7,349,760
Chroma ATE, Inc.	364,003	937,214
Itron, Inc. (a)	1,027	62,411
Test Research, Inc.	136,500	177,956
Vishay Precision Group, Inc. (a)	5,039	85,663
Wasion Group Holdings Ltd.	58,000	42,202
		8,655,206
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc. (a)	1,200	19,716
IPG Photonics Corp. (a)	3,600	81,000
Jabil Circuit, Inc.	215,062	3,299,051
Ju Teng International Holdings Ltd.	190,000	94,372
Multi-Fineline Electronix, Inc. (a)	2,289	56,035
Trimble Navigation Ltd. (a)	290,195	10,400,589
		13,950,763
Technology Distributors - 1.1%
Anixter International, Inc.	12,600	676,494
Arrow Electronics, Inc. (a)	72,900	2,158,569
Avnet, Inc. (a)	87,800	2,614,684
Digital China Holdings Ltd. (H Shares)	845,000	1,526,205
Inspur International Ltd.	1,899,000	169,045
Synnex Technology International Corp.	23,633	57,837
VST Holdings Ltd. (a)	2,000,000	510,885
WPG Holding Co. Ltd.	204,565	380,322
		8,094,041
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		61,276,772
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	1,774,000	1,535,100
China Medical Technologies, Inc. sponsored ADR	1,900	22,952
Golden Meditech Holdings Ltd. (a)	2,168,000	399,966
Microport Scientific Corp.	623,000	634,956
Mingyuan Medicare Development Co. Ltd.	270,000	37,620
		2,630,594
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	820,000	2,173,972
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,804,566

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	600	$ 23,982
Medidata Solutions, Inc. (a)	17,600	327,888
		351,870
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International Ltd. sponsored ADR (a)	24,300	1,265,301
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	630,651	369,380
TomTom Group BV (a)	160	1,403
		370,783
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	834,000	771,460
TOTAL HOUSEHOLD DURABLES		1,142,243
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd. (a)	231,000	73,312
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	17,469	2,884,831
Expedia, Inc.	53,200	1,540,140
MakeMyTrip Ltd.	15,600	563,940
Priceline.com, Inc. (a)	6,128	2,309,092
		7,298,003
INTERNET SOFTWARE & SERVICES - 13.7%
Internet Software & Services - 13.7%
Akamai Technologies, Inc. (a)	37,261	1,925,276
Alibaba.com Ltd. (a)(d)	1,664,500	3,251,157
Art Technology Group, Inc. (a)	174	729
Baidu.com, Inc. sponsored ADR (a)	30,685	3,375,657
China Finance Online Co. Ltd. ADR (a)	86,946	719,913
ChinaCache International Holdings Ltd. sponsored ADR	1,400	33,810
DealerTrack Holdings, Inc. (a)	12,300	237,636
Digital River, Inc. (a)	27,070	1,008,628
eBay, Inc. (a)	28,081	837,095
Google, Inc. Class A (a)	106,089	65,031,496
IntraLinks Holdings, Inc.	114,790	2,510,457
Kakaku.com, Inc.	118	570,424
LogMeIn, Inc. (a)	31,900	1,267,387
MediaMind Technologies, Inc. (a)	47,800	679,238
Mercadolibre, Inc. (a)	46,834	3,097,132
Monster Worldwide, Inc. (a)	268,604	4,850,988
NetEase.com, Inc. sponsored ADR (a)	35,300	1,475,540
NHN Corp. (a)	31	5,500
Open Text Corp. (a)	23,700	1,048,479
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
OpenTable, Inc. (a)	10,700	$ 656,445
Rackspace Hosting, Inc. (a)	28,100	701,376
Tencent Holdings Ltd.	30,300	693,856
The Knot, Inc. (a)	5,200	47,008
VeriSign, Inc. (a)	49,400	1,716,650
VistaPrint Ltd. (a)	69,735	2,933,751
Vocus, Inc. (a)	14,700	325,605
		99,001,233
IT SERVICES - 5.0%
Data Processing & Outsourced Services - 3.7%
Amadeus IT Holding SA Class A (a)	50,100	1,020,230
Fiserv, Inc. (a)	1,300	70,876
hiSoft Technology International Ltd. ADR (a)	49,648	1,320,637
MasterCard, Inc. Class A	21,500	5,161,290
Paychex, Inc.	37,300	1,033,210
Visa, Inc. Class A	230,153	17,991,060
		26,597,303
IT Consulting & Other Services - 1.3%
Accenture PLC Class A	53,837	2,407,052
Atos Origin SA (a)	22,032	1,018,560
China Information Technology, Inc. (a)	17	108
Cognizant Technology Solutions Corp. Class A (a)	50,300	3,279,057
Hi Sun Technology (China) Ltd. (a)	408,000	170,543
International Business Machines Corp.	4,999	717,856
RightNow Technologies, Inc. (a)	54,765	1,430,462
Sapient Corp.	53,100	698,796
		9,722,434
TOTAL IT SERVICES		36,319,737
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	13,800	749,478
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)	2,028	64,486
Mirle Automation Corp.	174,000	175,677
Shin Zu Shing Co. Ltd.	79,563	205,894
		446,057
MEDIA - 0.2%
Advertising - 0.1%
AirMedia Group, Inc. ADR (a)(d)	93,500	646,085
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	1,035,001
TOTAL MEDIA		1,681,086

	Shares	Value
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	$ 1,592
Steel - 0.1%
Xingda International Holdings Ltd.	354,000	369,471
TOTAL METALS & MINING		371,063
OFFICE ELECTRONICS - 0.6%
Office Electronics - 0.6%
Xerox Corp.	388,464	4,545,029
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
China Real Estate Information Corp. ADR (d)	211,124	2,092,239
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (a)	73,800	1,059,768
Amkor Technology, Inc. (a)	255,828	1,844,520
Applied Materials, Inc.	38,644	477,640
ASM International NV unit (a)	12,900	329,595
ASML Holding NV	76,700	2,545,673
centrotherm photovoltaics AG (a)	1,493	61,492
Cymer, Inc. (a)	100,038	3,696,404
GT Solar International, Inc. (a)	154,415	1,270,835
Kulicke & Soffa Industries, Inc. (a)	58,800	365,736
Lam Research Corp. (a)	43,200	1,978,128
LTX-Credence Corp. (a)	33,420	212,217
MEMC Electronic Materials, Inc. (a)	7,735	99,163
Novellus Systems, Inc. (a)	25,800	753,618
Renewable Energy Corp. ASA (a)(d)	18,000	62,657
Roth & Rau AG (a)	2,758	64,894
SMA Solar Technology AG (d)	1,800	212,391
Sumco Corp. (a)	200	3,093
Teradyne, Inc. (a)	438,521	4,928,976
Tessera Technologies, Inc. (a)	3,600	71,028
Varian Semiconductor Equipment Associates, Inc. (a)	161,900	5,289,273
Verigy Ltd. (a)	131,200	1,201,792
		26,528,893
Semiconductors - 13.0%
Advanced Micro Devices, Inc. (a)	203,093	1,488,672
Alpha & Omega Semiconductor Ltd. (a)	29,067	325,841
Altera Corp.	2,250	70,223
Applied Micro Circuits Corp. (a)	34,350	345,905
ARM Holdings PLC sponsored ADR (d)	118,078	2,087,619
Atmel Corp. (a)	33,935	300,664
Avago Technologies Ltd. (a)	48,511	1,197,251
Broadcom Corp. Class A	155,277	6,325,985
Canadian Solar, Inc. (a)	100	1,397
Cavium Networks, Inc. (a)(d)	108,384	3,454,198
Cirrus Logic, Inc. (a)(d)	99,936	1,284,178
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cree, Inc. (a)	1,334	$ 68,421
CSR PLC (a)	144,481	735,644
Cypress Semiconductor Corp. (a)	230,800	3,254,280
Duksan Hi-Metal Co. Ltd. (a)	40,012	829,061
Energy Conversion Devices, Inc. (a)(d)	8,000	36,080
Fairchild Semiconductor International, Inc. (a)	314,200	3,541,034
First Solar, Inc. (a)	545	75,036
Global Mixed-mode Technology, Inc.	35,000	159,533
Global Unichip Corp.	15,291	62,953
Hittite Microwave Corp. (a)	6,879	355,438
Hynix Semiconductor, Inc. (a)	3,230	66,496
Intel Corp.	2,881	57,822
International Rectifier Corp. (a)	94,465	2,194,422
Intersil Corp. Class A	380,541	4,981,282
JA Solar Holdings Co. Ltd. ADR (a)	7,500	62,625
Jinkosolar Holdings Co. Ltd. ADR	2,756	83,093
LSI Corp. (a)	217,379	1,139,066
Marvell Technology Group Ltd. (a)	655,058	12,649,170
Maxim Integrated Products, Inc.	150,201	3,253,354
MediaTek, Inc.	5,046	63,477
Micron Technology, Inc. (a)	530,646	4,388,442
Microsemi Corp. (a)	4,100	82,000
Monolithic Power Systems, Inc. (a)	132,686	2,132,264
National Semiconductor Corp.	322,221	4,414,428
Netlogic Microsystems, Inc. (a)	26,200	787,572
NVIDIA Corp. (a)	707,100	8,506,413
NXP Semiconductors NV	239,362	3,157,185
O2Micro International Ltd. sponsored ADR (a)	55,400	346,250
PMC-Sierra, Inc. (a)	18,400	141,496
Power Integrations, Inc.	74,015	2,528,352
Powertech Technology, Inc.	101,000	333,312
Radiant Opto-Electronics Corp.	8,122	12,247
Ralink Technology Corp.	149,000	559,876
Rambus, Inc. (a)	35,400	699,858
Realtek Semiconductor Corp.	366,750	869,990
Richtek Technology Corp.	44,000	345,761
Silicon Laboratories, Inc. (a)	8,300	331,170
Siliconware Precision Industries Co. Ltd. sponsored ADR	429,100	2,394,378
Skyworks Solutions, Inc. (a)	129,238	2,960,843
Spreadtrum Communications, Inc. ADR (a)(d)	5,700	81,225
Standard Microsystems Corp. (a)	83,000	2,003,620
SunPower Corp. Class A (a)	8,600	117,304
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,200	27,168
Texas Instruments, Inc.	70,565	2,086,607
Trina Solar Ltd. ADR (a)	17,944	480,181
TriQuint Semiconductor, Inc. (a)	260,566	2,683,830

	Shares	Value
Wolfson Microelectronics PLC (a)	90,265	$ 368,053
Xilinx, Inc.	2,543	68,178
Yingli Green Energy Holding Co. Ltd. ADR (a)	200	2,332
YoungTek Electronics Corp.	33,830	91,415
		93,551,970
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		120,080,863
SOFTWARE - 16.1%
Application Software - 11.1%
Adobe Systems, Inc. (a)	2,554	71,895
ANSYS, Inc. (a)	40,308	1,823,937
AsiaInfo Holdings, Inc. (a)	18,400	408,848
Autodesk, Inc. (a)	161,063	5,827,259
AutoNavi Holdings Ltd. ADR	47,721	999,278
Autonomy Corp. PLC (a)	60,975	1,428,244
Blackboard, Inc. (a)(d)	53,256	2,222,905
Citrix Systems, Inc. (a)	11,782	754,873
Compuware Corp. (a)	318,406	3,187,244
Concur Technologies, Inc. (a)	59,565	3,074,745
Epicor Software Corp. (a)	47,232	443,981
Informatica Corp. (a)	182,300	7,417,787
Intuit, Inc. (a)	166,024	7,969,152
JDA Software Group, Inc. (a)	23,090	584,177
Kenexa Corp. (a)	22,869	418,274
Kingdee International Software Group Co. Ltd.	10,224,000	5,394,763
Longtop Financial Technologies Ltd. ADR (a)	48,375	1,757,948
Manhattan Associates, Inc. (a)	2,257	69,470
MicroStrategy, Inc. Class A (a)	7,759	703,198
Nuance Communications, Inc. (a)	243,764	3,829,532
Parametric Technology Corp. (a)	174,406	3,744,497
Pegasystems, Inc.	32,803	887,321
QLIK Technologies, Inc.	2,200	54,934
RealPage, Inc.	15,200	350,816
Salesforce.com, Inc. (a)	132,600	15,390,882
Smith Micro Software, Inc. (a)	11,603	141,092
SolarWinds, Inc. (a)	70,500	1,279,575
Sonic Solutions, Inc. (a)(d)	30,644	366,809
SuccessFactors, Inc. (a)	170,200	4,615,824
Synopsys, Inc. (a)	100	2,558
Taleo Corp. Class A (a)	58,071	1,666,057
TIBCO Software, Inc. (a)	38,489	739,759
TiVo, Inc. (a)	35,100	391,014
Ulticom, Inc. (a)	199,662	1,693,134
		79,711,782
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	5,800	66,526
Changyou.com Ltd. (A Shares) ADR (a)(d)	24,000	815,280
Giant Interactive Group, Inc. ADR (d)	42,767	303,646
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
NCsoft Corp.	5,502	$ 1,210,978
Neowiz Games Corp. (a)	5,754	255,847
Nintendo Co. Ltd. ADR	16,500	530,475
Perfect World Co. Ltd. sponsored ADR Class B (a)	26,200	848,880
RealD, Inc.	3,600	75,312
Shanda Games Ltd. sponsored ADR (a)(d)	73,300	491,110
		4,598,054
Systems Software - 4.4%
Ariba, Inc. (a)	42,817	804,103
BMC Software, Inc. (a)	187,881	8,541,070
CA, Inc.	159,196	3,694,939
Check Point Software Technologies Ltd. (a)	43,700	1,868,175
CommVault Systems, Inc. (a)	45,764	1,323,953
Fortinet, Inc. (d)	124,998	3,749,940
Insyde Software Corp.	100,498	314,580
MICROS Systems, Inc. (a)	15,800	717,162
Microsoft Corp.	2,546	67,825
Novell, Inc. (a)	310	1,838
Oracle Corp.	61,210	1,799,574
Red Hat, Inc. (a)	26,442	1,117,439
Rovi Corp. (a)	34,071	1,725,696
Symantec Corp. (a)	263,826	4,268,705
VMware, Inc. Class A (a)	19,118	1,461,762
		31,456,761
TOTAL SOFTWARE		115,766,597
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	40,825	2,106,978
Crown Castle International Corp. (a)	40,200	1,733,424
SBA Communications Corp. Class A (a)	44,147	1,733,211
Sprint Nextel Corp. (a)	722,141	2,975,221
Syniverse Holdings, Inc. (a)	69,504	2,119,177
		10,668,011
TOTAL COMMON STOCKS (Cost $587,367,833)		719,328,384
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,161,161
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	618,161	$ 618,161
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	23,523,698	23,523,698
TOTAL MONEY MARKET FUNDS (Cost $24,141,859)		24,141,859
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $612,779,692)		744,631,404
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(24,597,389)
NET ASSETS - 100%		$ 720,034,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,120 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $301,240 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,042
Fidelity Securities Lending Cash Central Fund	81,618
Total	$ 88,660
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 719,328,384	$ 716,345,128	$ 2,682,016	$ 301,240
Convertible Bonds	1,161,161	-	1,161,161	-
Money Market Funds	24,141,859	24,141,859	-	-
Total Investments in Securities:	$ 744,631,404	$ 740,486,987	$ 3,843,177	$ 301,240
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 301,240
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 301,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $616,291,483. Net unrealized appreciation aggregated $128,339,921, of which $149,376,508 related to appreciated investment securities and $21,036,587 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809068.106

AFUG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRIC UTILITIES - 48.4%
Electric Utilities - 48.4%
American Electric Power Co., Inc.	280,873	$ 10,515,885
Edison International	254,245	9,381,641
ITC Holdings Corp.	112,080	7,017,329
NextEra Energy, Inc.	340,082	18,718,111
NV Energy, Inc.	623,422	8,515,945
Pinnacle West Capital Corp.	112,672	4,637,580
PPL Corp.	417,451	11,229,432
		70,015,923
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
National Fuel Gas Co. New Jersey	60,541	3,340,652
ONEOK, Inc.	87,836	4,375,990
		7,716,642
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.8%
Independent Power Producers & Energy Traders - 7.8%
AES Corp. (a)	417,400	4,983,756
Calpine Corp. (a)	221,800	2,772,500
International Power PLC	237,011	1,584,602
Mirant Corp. (a)	93,200	988,852
RRI Energy, Inc. (a)	267,300	1,005,048
		11,334,758
MULTI-UTILITIES - 35.2%
Multi-Utilities - 35.2%
CenterPoint Energy, Inc.	209,345	3,466,753
National Grid PLC	767,300	7,255,032
NiSource, Inc.	289,500	5,011,245
PG&E Corp.	147,953	7,075,112
Public Service Enterprise Group, Inc.	198,321	6,415,684
Sempra Energy	191,918	10,263,775
Veolia Environnement	131,500	3,865,974
Veolia Environnement sponsored ADR (d)	49,384	1,451,396
Xcel Energy, Inc.	258,733	6,173,369
		50,978,340

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.6%
Oil & Gas Exploration & Production - 2.6%
Canacol Energy Ltd. (a)	1,041,200	$ 1,837,592
Pacific Rubiales Energy Corp. (a)	57,900	1,845,602
		3,683,194
TOTAL COMMON STOCKS (Cost $133,253,628)		143,728,857
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.23% (b)	2,456,747	2,456,747
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,095,000	1,095,000
TOTAL MONEY MARKET FUNDS (Cost $3,551,747)		3,551,747
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $136,805,375)		147,280,604
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,496,533)
NET ASSETS - 100%		$ 144,784,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445
Fidelity Securities Lending Cash Central Fund	1,069
Total	$ 1,514
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 143,728,857	$ 132,607,851	$ 11,121,006	$ -
Money Market Funds	3,551,747	3,551,747	-	-
Total Investments in Securities:	$ 147,280,604	$ 136,159,598	$ 11,121,006	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $139,501,691. Net unrealized appreciation aggregated $7,778,913, of which $11,043,009 related to appreciated investment securities and $3,264,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.809102.106

ARE-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.8%
Health Care Facilities - 2.8%
Brookdale Senior Living, Inc. (a)	259,442	$ 4,872,321
Emeritus Corp. (a)	349,388	6,516,086
Sunrise Senior Living, Inc. (a)(d)	350,092	1,200,816
TOTAL HEALTH CARE FACILITIES		12,589,223
REAL ESTATE INVESTMENT TRUSTS - 91.6%
REITs - Apartments - 15.1%
American Campus Communities, Inc.	65,900	2,084,417
AvalonBay Communities, Inc.	51,023	5,424,255
Camden Property Trust (SBI)	50,200	2,489,418
Colonial Properties Trust (SBI)	70,700	1,267,651
Education Realty Trust, Inc.	1,100,811	8,256,083
Equity Residential (SBI)	233,772	11,368,332
Essex Property Trust, Inc.	129,507	14,629,111
Mid-America Apartment Communities, Inc.	248,202	15,147,768
Post Properties, Inc.	206,600	6,288,904
TOTAL REITS - APARTMENTS		66,955,939
REITs - Factory Outlets - 0.3%
Tanger Factory Outlet Centers, Inc.	30,700	1,471,144
REITs - Health Care Facilities - 11.9%
HCP, Inc.	294,079	10,589,785
Healthcare Realty Trust, Inc.	284,669	6,871,910
National Health Investors, Inc.	103,796	4,805,755
Omega Healthcare Investors, Inc.	204,584	4,705,432
Ventas, Inc.	477,730	25,587,219
TOTAL REITS - HEALTH CARE FACILITIES		52,560,101
REITs - Hotels - 6.1%
DiamondRock Hospitality Co.	1,167,463	12,351,759
Host Hotels & Resorts, Inc.	455,078	7,231,189
Sunstone Hotel Investors, Inc. (a)	667,550	7,242,918
TOTAL REITS - HOTELS		26,825,866
REITs - Industrial Buildings - 13.4%
DCT Industrial Trust, Inc.	454,500	2,277,045
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
ProLogis Trust	1,813,502	$ 24,754,302
Public Storage	324,641	32,210,880
TOTAL REITS - INDUSTRIAL BUILDINGS		59,242,227
REITs - Malls - 15.7%
CBL & Associates Properties, Inc. (d)	710,826	11,145,752
Simon Property Group, Inc.	484,712	46,542,043
The Macerich Co.	265,893	11,861,487
TOTAL REITS - MALLS		69,549,282
REITs - Management/Investment - 4.7%
Digital Realty Trust, Inc. (d)	350,112	20,912,190
REITs - Office Buildings - 13.5%
Alexandria Real Estate Equities, Inc. (d)	210,256	15,449,611
Boston Properties, Inc.	132,185	11,393,025
Brandywine Realty Trust (SBI)	340,300	4,073,391
Highwoods Properties, Inc. (SBI)	298,956	9,904,412
SL Green Realty Corp.	291,400	19,150,808
TOTAL REITS - OFFICE BUILDINGS		59,971,247
REITs - Shopping Centers - 10.4%
Acadia Realty Trust (SBI)	372,900	7,114,932
Cedar Shopping Centers, Inc.	220,130	1,389,020
Developers Diversified Realty Corp.	581,812	7,505,375
Glimcher Realty Trust	190,900	1,433,659
Kimco Realty Corp.	182,416	3,143,028
Kite Realty Group Trust	429,046	2,050,840
Vornado Realty Trust	268,113	23,430,395
TOTAL REITS - SHOPPING CENTERS		46,067,249
Specialized REITs - 0.5%
Chesapeake Lodging Trust	128,900	2,317,622
TOTAL REAL ESTATE INVESTMENT TRUSTS		405,872,867
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
Diversified Real Estate Activities - 0.1%
Coresite Realty Corp.	44,007	$ 662,745
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp. (d)	293,030	5,062,446
Forest City Enterprises, Inc. Class A (a)(d)	101,767	1,484,781
TOTAL REAL ESTATE OPERATING COMPANIES		6,547,227
Real Estate Services - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	388,862	7,135,618
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		14,345,590
TOTAL COMMON STOCKS (Cost $374,740,658)		432,807,680
Convertible Preferred Stocks - 0.2%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
Grubb & Ellis Co.:
12.00% (e)	5,900	472,000
12.00% (e)	2,200	176,000
TOTAL REAL ESTATE SERVICES		648,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $810,000)		648,000
Convertible Bonds - 0.1%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 7.95% 5/1/15 (e) (Cost $340,000)	340,000	285,600
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	11,282,877	$ 11,282,877
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	25,536,046	25,536,046
TOTAL MONEY MARKET FUNDS (Cost $36,818,923)		36,818,923
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $412,709,581)		470,560,203
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(27,308,739)
NET ASSETS - 100%		443,251,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $933,600 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,044
Fidelity Securities Lending Cash Central Fund	14,973
Total	$ 21,017
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 432,807,680	$ 432,807,680	$ -	$ -
Convertible Preferred Stocks	648,000	-	648,000	-
Convertible Bonds	285,600	-	285,600	-
Money Market Funds	36,818,923	36,818,923	-	-
Total Investments in Securities:	$ 470,560,203	$ 469,626,603	$ 933,600	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $424,091,134. Net unrealized appreciation aggregated $46,469,069, of which $68,832,184 related to appreciated investment securities and $22,363,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010